Convertible Preferred Stock - Summary of Authorized, Issued, and Outstanding Convertible Preferred Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Oct. 31, 2018	Dec. 31, 2017
Temporary Equity [Line Items]
Shares Authorized	0	45,849,677		36,001,203
Shares Issued and Outstanding	0	45,374,836		36,001,203
Net Proceeds		$ 210,520		$ 77,485
Aggregate Liquidation Preference		$ 211,054		$ 77,804
Series A-1 Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized		1,000,000		1,000,000
Shares Issued and Outstanding		1,000,000		1,000,000
Issuance Price per Share		$ 0.40		$ 0.40
Net Proceeds		$ 354		$ 354
Aggregate Liquidation Preference		$ 400		$ 400
Series A-2 Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized		10,549,450		10,549,450
Shares Issued and Outstanding		10,549,450		10,549,450
Issuance Price per Share		$ 0.91		$ 0.91
Net Proceeds		$ 9,554		$ 9,554
Aggregate Liquidation Preference		$ 9,600		$ 9,600
Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized		5,000,000		5,000,000
Shares Issued and Outstanding		5,000,000		5,000,000
Issuance Price per Share		$ 1.20		$ 1.20
Net Proceeds		$ 5,968		$ 5,968
Aggregate Liquidation Preference		$ 6,000		$ 6,000
Series C Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized		12,088,016		12,088,016
Shares Issued and Outstanding		12,088,016		12,088,016
Issuance Price per Share		$ 2.67		$ 2.67
Net Proceeds		$ 32,158		$ 32,158
Aggregate Liquidation Preference		$ 32,275		$ 32,275
Series D Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized		7,363,737		7,363,737
Shares Issued and Outstanding		7,363,737		7,363,737
Issuance Price per Share		$ 4.01		$ 4.01
Net Proceeds		$ 29,451		$ 29,451
Aggregate Liquidation Preference		$ 29,529		$ 29,529
Series E Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized		9,848,474
Shares Issued and Outstanding		9,373,633
Issuance Price per Share		$ 14.22	$ 14.2154
Net Proceeds		$ 133,035
Aggregate Liquidation Preference		$ 133,250